UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’ telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31,
Date of reporting period: August 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of Investments (August 31, 2007)
PRIME CASH RESERVES PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.9%
Certificate of Deposit — 1.4%
$100,000,000	Bank of Montreal, 5.370% due 2/28/08	$100,004,867

Certificates of Deposit (Yankee) — 9.3%
50,000,000	Banco Bilbao, 5.350% due 12/27/07	49,992,026
95,000,000	Barclays Bank PLC NY, 5.320% due 10/31/07	94,999,877
100,000,000	Canadian Imperial Bank, 5.450% due 11/14/07	100,000,000
60,000,000	Credit Suisse First Boston NY, 5.383% due 11/21/07 (a)	59,283,150
200,000,000	Deutsche Bank AG NY, 5.000% due 9/4/07	200,000,000
75,000,000	Royal Bank of Scotland NY, 5.300% due 2/19/08	75,000,000
100,000,000	Westpac Banking Corp., 5.325% due 11/5/07	99,977,505

	Total Certificates of Deposit (Yankee)	679,252,558

Commercial Paper — 68.4%
81,093,000	Abington Square Funding, 5.360% due 9/18/07 (a)(b)	80,890,425
	Anglesea Funding:
60,000,000	5.266% due 9/5/07 (a)(b)	59,965,800
76,014,000	5.339% due 10/4/07 (a)(b)	75,648,183
70,000,000	5.346% due 10/30/07 (a)(b)	69,395,414
	Aquinas Funding LLC:
50,000,000	5.343% due 10/31/07 (a)(b)	49,560,833
51,371,000	5.341% due 2/1/08 (a)(b)	50,235,701
	Axon Financial Funding LLC:
80,000,000	5.332% due 9/18/07 (a)(b)	79,802,044
63,282,000	5.320% due 10/19/07 (a)(b)	62,844,511
29,999,000	5.325% due 10/23/07 (a)(b)	29,774,108
50,000,000	5.381% due 10/23/07 (a)(b)	49,616,500
80,000,000	Bank of America Corp., 5.341% due 12/10/07 (a)	78,834,445
	Barclays Bank PLC:
65,000,000	5.332% due 11/7/07 (a)	64,363,686
80,000,000	5.347% due 11/20/07 (a)	79,062,222
50,000,000	Carrera Capital Financial Ltd., 5.330% due 11/21/07 (a)(b)	49,416,125
	Chesham Finance LLC:
70,000,000	5.357% due 9/4/07 (a)(b)	69,968,908
70,000,000	5.347% due 9/13/07 (a)(b)	69,876,800
	Cheyne Finance LLC:
50,000,000	5.271% due 9/19/07 (a)(b)	49,871,625
50,000,000	5.330% due 10/11/07 (a)(b)	49,711,667
30,000,000	5.327% due 10/16/07 (a)(b)	29,805,000
70,000,000	5.346% due 12/3/07 (a)(b)(d)(e)	69,050,625
	Crown Point Capital Co.:
60,000,000	5.361% due 11/14/07 (a)(b)	59,348,800
61,815,000	5.335% due 2/21/08 (a)(b)	60,276,253
	Curzon Funding LLC:
60,000,000	5.310% due 11/15/07 (a)(b)	59,353,750
60,000,000	5.336% due 11/29/07 (a)(b)	59,229,408
33,100,000	Ebbets PLC, 5.303% due 9/4/07 (a)(b)	33,085,767

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Annual Report	33

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Commercial Paper — 68.4% (continued)
	Ebury Finance Ltd.:
$80,000,000	5.379% due 10/15/07 (a)(b)	$79,479,822
103,179,000	5.337%–5.342% due 11/2/07 (a)(b)	102,254,059
47,811,000	Eramus Capital Corp., 5.310% due 9/20/07 (a)(b)	47,680,542
60,000,000	Fenway Funding LLC, 5.345% due 10/30/07 (a)(b)	59,487,683
	Four Winds Funding Corp.:
60,000,000	5.333% due 9/13/07 (a)(b)	59,894,800
75,000,000	5.334% due 9/28/07 (a)(b)	74,704,125
75,000,000	General Electric Capital Corp., 5.231% due 4/25/08 (a)	72,513,969
50,000,000	Grampian Funding LLC, 5.270% due 9/24/07 (a)(b)	49,835,965
	Greyhawk Capital Corp.:
70,000,000	5.334% due 9/28/07 (a)(b)	69,723,850
50,000,000	5.367% due 12/14/07 (a)(b)	49,246,000
	Halkin Finance LLC:
70,000,000	5.342% due 9/6/07 (a)(b)	69,948,764
60,000,000	5.366% due 12/3/07 (a)(b)	59,189,350
	Harrier Finance Funding LLC:
67,000,000	5.335% due 9/24/07 (a)(b)	66,774,629
70,000,000	5.354% due 10/19/07 (a)(b)	69,508,600
75,000,000	HBOS Treasury Services PLC, 5.346%–5.347% due 11/14/07 (a)	74,187,542
75,000,000	JPMorgan Chase, 5.259% due 2/19/08 (a)	73,176,000
43,402,000	Kaiserplatz Delaware, 5.330% due 9/27/07 (a)(b)	43,236,807
	Kestrel Funding PLC:
65,365,000	5.336% due 10/1/07 (a)(b)	65,078,483
98,752,000	5.342% due 10/29/07 (a)(b)	97,914,336
	Macquarie Bank Ltd.:
55,000,000	5.338% due 9/14/07 (a)(b)	54,895,431
50,000,000	5.363% due 11/30/07 (a)(b)	49,346,250
59,750,000	Master Funding LLC, 5.368% due 10/31/07 (a)(b)	59,224,200
60,000,000	Mica Funding LLC, 5.342% due 9/12/07 (a)(b)	59,903,383
55,000,000	Mint II LLC, 5.344% due 9/27/07 (a)(b)	54,791,061
50,000,000	Morrigan TRR Funding LLC, 5.274% due 9/14/07 (a)(b)	49,907,375
80,000,000	Natexis Banques Populaires U.S., 5.356% due 12/14/07 (a)	78,784,355
80,000,000	National Australia Funding, 5.329% due 9/14/07 (a)(b)	79,846,889
50,892,000	Nelnet Student Asset Funding, 5.355% due 10/17/07 (a)(b)	50,547,998
66,770,000	New Center Asset Trust, 5.320% due 10/17/07 (a)	66,327,204
81,057,000	Newport Funding Corp., 5.346% due 9/4/07 (a)(b)	81,021,267
	Nightingale Finance LLC:
71,000,000	5.333% due 9/21/07 (a)(b)	70,792,917
50,000,000	5.347% due 10/18/07 (a)(b)	49,655,333
60,000,000	5.347% due 10/23/07 (a)(b)	59,545,000
50,000,000	5.374% due 11/2/07 (a)(b)	49,543,611
60,000,000	Nyala Funding LLC, 5.326% due 11/15/07 (a)(b)	59,351,875
	Ormond Quay Funding LLC:
70,000,000	5.372% due 10/30/07 (a)(b)	69,391,972
70,000,000	5.356% due 11/1/07 (a)(b)	69,373,733
75,000,000	Perry Global Funding Ltd., 5.347% due 10/22/07 (a)(b)	74,442,188

See Notes to Financial Statements.

34	Prime Cash Reserves Portfolio 2007 Annual Report

Schedule of Investments (August 31, 2007) (continued)

Face Amount	Security	Value

Commercial Paper — 68.4% (continued)
	Polonius Inc.:
$51,230,000	5.346% due 10/31/07 (a) (b)	$50,780,030
70,800,000	5.340% due 11/9/07 (a) (b)	70,086,897
100,000,000	Prudential PLC, 5.601% due 11/15/07 (a) (b)	98,850,000
50,000,000	Sigma Finance Inc., 5.267% due 10/3/07 (a)	49,772,222
	Stanfield Victoria Finance Ltd.:
61,000,000	5.325% due 9/4/07 (a) (b)	60,973,313
37,000,000	5.273% due 9/28/07 (a)	36,857,504
75,000,000	Swedish Export, 5.527% due 9/14/07 (a)	74,851,042
50,000,000	UBS Americas Inc., 5.259% due 9/24/07 (a)	49,836,445
	UBS Finance Delaware LLC:
60,000,000	5.318% due 10/29/07 (a)	59,497,333
60,000,000	5.293% due 12/7/07 (a)	59,159,334
60,000,000	5.376% due 12/20/07 (a)	59,032,000
50,000,000	5.240% due 2/4/08 (a)	48,893,917
103,900,000	Versailles LLC, 5.341% due 9/28/07 (a) (b)	103,489,335
	Whistlejacket Capital Ltd.:
57,553,000	5.344% due 9/24/07 (a) (b)	57,359,222
60,923,000	5.343% due 9/28/07 (a) (b)	60,682,202
75,000,000	Yorktown Capital LLC, 5.341% due 10/29/07 (a) (b)	74,363,208

	Total Commercial Paper	4,973,999,972

Corporate Bond & Note — 0.8%
60,000,000	Bank of America NA, Series BKNT, 5.360% due 8/11/08 (c)	60,000,000

Master Note — 2.6%
189,000,000	Morgan Stanley Master Note, 5.675% due 9/4/07	189,000,000

Medium-Term Notes — 4.6%
130,000,000	Links Finance LLC, 5.328% due 9/20/07 (b)(c)	129,999,492
100,000,000	Premier Asset Collateralized Entity LLC, 5.080% due 1/25/08 (b) (c)	99,996,000
60,000,000	Steers CLN, Series 2007-1, 5.390% due 9/29/07 (b) (c)	60,000,000
42,000,000	White Pine Finance LLC, 5.320% due 9/12/07 (b) (c)	41,999,747

	Total Medium-Term Notes	331,995,239

Promissory Notes — 1.8%
75,000,000	Goldman Sachs Group LP, 5.180% due 9/20/07 (c)	75,000,000
60,000,000	Merrill Lynch & Co. Inc., 5.390% due 2/11/08 (c)	60,000,000

	Total Promissory Notes	135,000,000

Time Deposits — 11.0%
248,593,000	Societe Generale Cayman, 4.500% due 9/4/07	248,593,000
300,000,000	U.S. Bank NA, Cincinnati, 4.500% due 9/4/07	300,000,000
250,000,000	Wells Fargo Bank Grand Cayman, 5.000% due 9/4/07	250,000,000

	Total Time Deposits	798,593,000

	TOTAL INVESTMENTS — 99.9% (Cost — $7,267,845,636#)	7,267,845,636
	Other Assets in Excess of Liabilities — 0.1%	4,395,158

	TOTAL NET ASSETS — 100.0%	$7,272,240,794

(a)	Rate shown represents yield-to-maturity.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.

(d)	Illiquid security.

(e)	Subsequent to the reporting period, on October 17, 2007 an insolvency event was declared. The Portfolio has determined that it is currently in its best interests to continue to hold these securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Annual Report	35

Prime Cash Reserves Portfolio
Statement of Assets and Liabilities (August 31, 2007)

ASSETS:
Investments, at value (Cost — $7,267,845,636)	$7,267,845,636
Cash	701
Interest receivable	5,141,290

Total Assets	7,272,987,627

LIABILITIES:
Investment management fee payable	640,823
Trustees’ fees payable	29,596
Accrued expenses	76,414

Total Liabilities	746,833

Total Net Assets	$7,272,240,794

REPRESENTED BY:
Paid-in capital	$7,272,240,794

See Notes to Financial Statements.

36	Prime Cash Reserves Portfolio 2007 Annual Report

Prime Cash Reserves Portfolio
Statement of Operations (For the year ended August 31, 2007)

INVESTMENT INCOME:
Interest (Note 1)	$381,764,485

EXPENSES:
Investment management fee (Note 2)	7,125,410
Trustees’ fees (Notes 2 and 5)	227,720
Legal fees	204,804
Custody fees	50,582
Audit and tax	26,400
Miscellaneous expenses	24,406

Total Expenses	7,659,322
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(533,113)
Fees paid indirectly (Note 1)	(1,258)

Net Expenses	7,124,951

Net Investment Income	374,639,534

Net Realized Loss on Investments	(34,761)

Increase in Net Assets From Operations	$374,604,773

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Annual Report	37

Prime Cash Reserves Portfolio
Statements of Changes in Net Assets (For the years ended August 31,)

	2007	2006

OPERATIONS:
Net investment income	$374,639,534	$267,545,655
Net realized loss	(34,761)	(42,465)

Increase in Net Assets From Operations	374,604,773	267,503,190

CAPITAL TRANSACTIONS:
Proceeds from contributions	30,059,185,082	28,986,057,153
Value of withdrawals	(30,082,088,795)	(27,539,527,749)

Increase (Decrease) in Net Assets From Fund Share Transactions	(22,903,713)	1,446,529,404

Increase in Net Assets	351,701,060	1,714,032,594

NET ASSETS:
Beginning of year	6,920,539,734	5,206,507,140

End of year	$7,272,240,794	$6,920,539,734

See Notes to Financial Statements.

38	Prime Cash Reserves Portfolio 2007 Annual Report

Prime Cash Reserves Portfolio
Financial Highlights

For the years ended August 31:

	2007		2006	2005	2004	2003

Net Assets, End of Year (millions)	$7,272		$6,921	$5,207	$4,522	$2,686

Total Return(1)	5.40%		4.57%	2.54%	1.07%	1.33%

Ratios to Average Net Assets:
Gross expenses	0.11	%(2)	0.11%	0.12%	0.13%	0.19%
Net expenses(3)(4)	0.10	(2)(5)	0.10 (5)	0.10 (5)	0.10 (5)	0.11
Net investment income	5.26		4.49	2.53	1.08	1.27

(1)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(2)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would not have changed.

(3)	Reflects fee waivers and/or expense reimbursements.

(4)	There was no impact to the expense ratio as a result of fees paid indirectly.

(5)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Annual Report           39

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Prior to April 16, 2007, the Portfolio was a separate diversified series of Institutional Portfolio, registered under the 1940 Act as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2007, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (d) Income Taxes.The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

          (f) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount

40          Prime Cash Reserves Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

2. Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays investment management fees, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

          During the year ended August 31, 2007, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

          During the year ended August 31, 2007, LMPFA waived a portion of its fee in the amount of $406,329 and reimbursed the Portfolio for expenses amounting to $126,784.

          On July 10, 2006, a retirement plan applicable to the Portfolio was amended by the Board then overseeing the Portfolio (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Portfolio) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Portfolio’s allocable share of benefits under this amendment was $21,196. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

          Certain of the officers and a Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Portfolio.

3. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then

Prime Cash Reserves Portfolio 2007 Annual Report	41

Notes to Financial Statements (continued)

managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment

42	Prime Cash Reserves Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s investment manager and its affiliates to continue to render services to the Portfolio under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

* * *

4. Other Matters

As previously disclosed, on September 16, 2005, the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Portfolio or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant.

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative

Prime Cash Reserves Portfolio 2007 Annual Report	43

Notes to Financial Statements (continued)

class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

* * *

          On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Funds. The Portfolio’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Portfolio. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Portfolio under its contract.

5. Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Portfolio were recognized in the period during which the expense was incurred. Such expenses relate to obtaining investor votes for proposals presented in the proxy, the election of board members and retirement of board mem-

44	Prime Cash Reserves Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

bers. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

6. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio was September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have a material impact on the Portfolio’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Prime Cash Reserves Portfolio 2007 Annual Report	45

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Prime Cash Reserves Portfolio, a series of Master Portfolio Trust (formerly a series of Institutional Portfolio) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Reserves Portfolio as of August 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 25, 2007

46	Prime Cash Reserves Portfolio 2007 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of Prime Cash Reserves Portfolio (the “Portfolio”) are managed under the direction of the Board of Trustees of the Legg Mason Partners Institutional Trust. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken, CFA Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005); Formerly, Chief Executive Officer, Landmark City (real estate development) (from 2001to 2004); Formerly, Executive Vice President, DigiGym Systems (personal fitness systems) (from 2001to 2004); Formerly, Chief Executive Officer, Motorcity USA (Motorsport Racing) (from 2004 to 2005)	64

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management)(since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter)(since 1998)

A. Benton Cocanougher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)	64	None

Jane F. Dasher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	64	None

Prime Cash Reserves Portfolio	47

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Mark T. Finn c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	64	None

Rainer Greeven c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	64	None

Stephen R. Gross c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003); Formerly, Partner, Capital investment Advisory Partners (leverage buyout consulting) (from 2000 to 2002); Formerly, Secretary, Carint N.A. (manufacturing) (from 1998 to 2002)	64

Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); Formerly, Director ebank Financial Services, Inc. (from 1999 to 2004)

Richard E. Hanson, Jr c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1985	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (from 1996 to 2000)	64	None

Diana R. Harrington c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1940	Trustee	Since 1992	Professor, Badson College (since 1992)	64	None

48	Prime Cash Reserves Portfolio

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Susan M. Heilbron c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	64	None

Susan B. Kerley c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)	64	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	64

Director of Cardinal Financial Corporation (since November 2006), Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)	64	None

Prime Cash Reserves Portfolio	49

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:
R. Jay Gerken, CFA*** Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 150 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; Chairman, President and Chief Executive Officer of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (2002 to 2005)	133	Trustee, Consulting Group Capital Markets Funds (2002-2006).
Officers:
Frances M. Guggino Legg Mason 125 Broad Street, 10th Floor New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)

				N/A	N/A

Ted P. Becker Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chief Compliance Officer	Since 2006

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005); Prior to 2002, Managing Director — Internal Audit & Risk Review at Citigroup, Inc.

50	Prime Cash Reserves Portfolio

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Officers:
John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A

Thomas C. Mandia Legg Mason 300 First Stamford Place Stamford, CT 06902 Birth Year: 1962	Assistant Secretary	Since 2000

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); Managing Director and Deputy General Counsel for CAM (since 1992); Assistant Secretary of certain mutual funds associated with Legg Mason & Co.

				N/A	N/A

David Castano Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1971	Controller	Since 2007

Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)

				N/A	N/A

Matthew Plastina Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1970	Controller	Since 2007

Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007)

				N/A	N/A

Prime Cash Reserves Portfolio	51

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Officers:
Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

				N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board Member for a Fund in the Legg Mason Partners Fund complex.

***	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of LMPFA and of certain of its affiliates.

52	Prime Cash Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2006 and August 31, 2007 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,000 in 2006 and $113,000 in 2007.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2006 and $24,600 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust (formerly known as Institutional Portfolio).

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust and LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2007.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principalfinancial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) underthe 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

	(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: November 7, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: November 7, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date: November 7, 2007